Cover	Dec. 14, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40005
Entity Registrant Name	JOFF FINTECH ACQUISITION CORP.
Entity Central Index Key	0001824149
Entity Tax Identification Number	85-2863893
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Ellenoff Grossman & Schole LLP
Entity Address, Address Line Two	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	370-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	JOFFU
Security Exchange Name	NASDAQ
Class A Common Stock, par value &0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value &0.0001 per share
Trading Symbol	JOFF
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.5 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.5 per share
Trading Symbol	JOFFW
Security Exchange Name	NASDAQ